Intangible assets (Details Narrative) - CAD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 17, 2020
Statement [Line Items]
Extend Amortization Period Of Intangible Assets				7 years
Patents And Drug Approval [Member]
Statement [Line Items]
Additions	$ 8,930
Transfers within intangible assets	1,457
Accumulated depreciation and amortisation [member]
Statement [Line Items]
Amortization of the acquired intangible assets		$ 611	$ 589	$ 1,841
Marley Drug Inc [Member]
Statement [Line Items]
Amortization of intangibles assets recorded in selling expense		$ 1,125	$ 1,005	$ 897
Upfront payment					$ 7,781
Zydus [Member]
Statement [Line Items]
Upfront payment	5,000
Deferred payment	$ 2,000